Northern Lights Fund Trust III

Pinnacle Sherman Tactical Allocation Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Pinnacle Sherman Tactical Allocation Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 14, 2019, (SEC Accession 0001580642-19-003781).